Miller Opportunity Trust
Schedule of Investments (unaudited)
March 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS ― 101.9%
COMMUNICATION SERVICES― 7.1%
Entertainment ― 0.5%
ROBLOX Corp., Class A Shares*	200,000	$12,966,000
Interactive Media & Services ― 5.5%
Alphabet Inc., Class A Shares*(a)	37,000	76,313,240
Facebook Inc., Class A Shares*(a)	250,000	73,632,500
Total Interactive Media & Services		149,945,740
Media ― 1.1%
Discovery Inc., Class A Shares*	700,000	30,422,000
TOTAL COMMUNICATION SERVICES		193,333,740

CONSUMER DISCRETIONARY ― 33.2%
Automobiles ― 2.8%
General Motors Co.*	1,300,000	74,698,000
Diversified Consumer Services ― 2.7%
WW International Inc.*	2,300,000	71,944,000
Hotels, Restaurants & Leisure ― 3.1%
Norwegian Cruise Line Holdings Ltd.*	3,000,000	82,770,000
Household Durables ― 2.7%
Taylor Morrison Home Corp.*	2,400,000	73,944,000
Internet & Direct Marketing Retail ― 16.9%
Alibaba Group Holding Ltd. - ADR*	320,000	72,553,600
Amazon.com Inc.*(a)	30,000	92,822,400
Farfetch Ltd., Class A Shares*(a)	1,800,000	95,436,000
Quotient Technology Inc.*(b)	4,900,000	80,066,000
RealReal Inc/The*	2,700,000	61,101,000
Stitch Fix Inc., Class A Shares*(a)	1,100,000	54,494,000
Total Internet & Direct Marketing Retail		456,473,000
Specialty Retail ― 3.0%
Vroom Inc.*	2,100,000	81,879,000
Textiles, Apparel & Luxury Goods ― 2.0%
Canada Goose Holdings Inc.*(a)	1,400,000	54,950,000
TOTAL CONSUMER DISCRETIONARY		896,658,000

ENERGY ― 5.2%
Oil, Gas & Consumable Fuels ― 5.2%
Diamondback Energy Inc.	1,050,000	77,164,500
Energy Transfer LP	8,000,000	61,440,000
Total Oil, Gas & Consumable Fuels		138,604,500
TOTAL ENERGY		138,604,500
FINANCIALS ― 14.9%
Banks ― 6.3%
Bank of America Corp.	1,700,000	65,773,000
Citigroup Inc.(a)	600,000	43,650,000
JPMorgan Chase & Co.	400,000	60,892,000
Total Banks		170,315,000
Consumer Finance ― 5.8%
Capital One Financial Corp.	500,000	63,615,000
OneMain Holdings Inc.(a)	1,700,000	91,324,000
Total Consumer Finance		154,939,000
Insurance― 0.8%
Metromile Inc.(c)(d)	2,400,000	22,226,400
Thrifts & Mortgage Finance ― 2.0%
Rocket Cos Inc., Class A Shares	2,300,000	53,107,000
TOTAL FINANCIALS		400,587,400

HEALTH CARE ― 17.6%
Biotechnology ― 7.0%
Flexion Therapeutics Inc.*(b)	3,200,000	28,640,000
Karuna Therapeutics Inc.*	225,000	27,051,750
Precigen Inc.*	7,000,000	48,230,000
PureTech Health Plc*	9,413,000	51,842,419
ZIOPHARM Oncology Inc.*(b)	9,200,000	33,120,000
Total Biotechnology		188,884,169
Health Care Providers & Services ― 2.2%
Tivity Health Inc.*(b)	2,700,000	60,264,000
Pharmaceuticals ― 8.4%
Bausch Health Cos Inc.*(a)	2,500,000	79,350,000
Green Thumb Industries Inc.*	1,700,000	50,150,000
Teva Pharmaceutical Industries Ltd. - ADR*	8,200,000	94,628,000
Total Pharmaceuticals		224,128,000
TOTAL HEALTH CARE		473,276,169

SECURITY	SHARES	VALUE
INDUSTRIALS ― 14.2%
Aerospace & Defense ― 1.9%
Boeing Co/The*	200,000	$50,944,000
Airlines ― 2.0%
Delta Air Lines Inc.*(a)	1,100,000	53,108,000
Commercial Services & Supplies ― 3.1%
ADT Inc.(a)	10,000,000	84,400,000
Electrical Equipment ― 2.9%
Acuity Brands Inc.	480,000	79,200,000
Machinery ― 2.5%
Desktop Metal Inc., Class A Shares*	4,600,000	68,540,000
Road & Rail ― 1.8%
Uber Technologies Inc.*	900,000	49,059,000
TOTAL INDUSTRIALS		385,251,000
INFORMATION TECHNOLOGY ― 8.2%
Electronic Equipment, Instruments & Components ― 1.7%
Vontier Corp.*	1,500,000	45,405,000
IT Services ― 4.6%
DXC Technology Co.*(a)	4,000,000	125,040,000
Software ― 1.9%
GTY Technology Holdings Inc.*	1,500,000	9,585,000
Workday Inc., Class A Shares*	160,000	39,748,800
Total Software		49,333,800
TOTAL INFORMATION TECHNOLOGY		219,778,800

MATERIALS ― 1.5%
Chemicals ― 1.5%
Chemours Co/The	1,400,000	39,074,000
TOTAL MATERIALS		39,074,000

TOTAL COMMON STOCKS (Cost ― $2,021,913,858)		2,746,563,609

INVESTMENT FUND― 0.4%
Pangaea One LP(b)(c)(d)	1	10,495,304
TOTAL INVESTMENT FUND (Cost ― $34,096,506)		10,495,304

PURCHASED CALL OPTIONS― 2.8%	STRIKE PRICE	CONTRACTS	NOTIONAL ($)
Amazon.com Inc. at $3,050.00, Expires January 20, 2023	$3,050.00	500	154,704,000	26,410,000
Uber Technologies Inc. at $32.00, Expires January 21, 2022	32.00	20,000	109,020,000	47,300,000
TOTAL PURCHASED CALL OPTIONS (Cost ― $39,756,927)				73,710,000

Warrants ― 0.1%	EXPIRATION DATE	EXERCISE PRICE	SHARES
GTY Technology Holdings Inc.*	Feb. 19, 2024	$11.50	482,500	386,000
ZIOPHARM Oncology Inc.*(b)(c)(d)	Jul. 26, 2024	7.00	3,787,879	3,545,455
Total Warrants (Cost ― $1,678,957)				3,931,455
Total Investments ― 105.2% (Cost ― $2,097,446,248)	$2,834,700,368
Liabilities in Excess of Other Assets ― (5.2)%	(140,956,435)
Total Net Assets ― 100.0%	$2,693,743,933

ADR - American Depositary Receipt
PLC - Public Limited Company

* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2021, the total market value of investments in Affiliated Companies was $216,130,759 and the cost was $230,722,106. (See Note 2).

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d) Restricted security (See Note 3).

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Inves tments.

1.	Notes to Schedule of Investments (unaudited)

Valuation
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:
Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2021:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Common Stocks	$2,724,337,209	$-	$22,226,400	$2,746,563,609
Investment Fund	-	-	10,495,304	10,495,304
Purchased Options	-	73,710,000	-	73,710,000
Warrants	386,000	-	3,545,455	3,931,455
Total Investments	$2,724,723,209	$73,710,000	$36,267,159	$2,834,700,368

(a) See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Common Stock	Investment Fund	Warrant
Balance as of December 31, 2020	$-	$10,096,002	$1,846,591
Purchases	24,000,000
Change in unrealized appreciation (depreciation)	(1,773,600)	399,302	1,698,864
Balance as of March 31, 2021:	$22,226,400	$10,495,304	$3,545,455
Change in unrealized appreciation (depreciation) for Level 3 securities held at March 31, 2021	(1,773,600)	399,302	1,698,864

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Common Stock	$22,226,400	Market	Liquidity Discount	10%	Decrease
Limited Partnership Interests	$10,495,304	NAV of Limited Partnership Interest	Liquidity Discount	21%	Decrease
Warrant	$3,545,455	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies
An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2021:
	Flexion Therapeutics Inc.	Pangaea One, LP	Quotient Technology Inc.	Tivity Health Inc.	Ziopharm Oncology Inc.	Total
Value at December 31, 2020	$36,928,000	$10,096,002	$46,158,000	$45,057,000	$25,534,591	$163,773,593
Purchases	-	-	-	8,972,820	-	8,972,820
Sales	-		-	-	(794,522)	(794,522)
Change in Unrealized Gain (Loss)	(8,288,000)	399,302	33,908,000	6,234,180	12,880,864	45,134,346
Realized Gain (Loss) on Sales / Distributions	-	-	-	-	(955,478)	(955,478)
Value at March 31, 2021	$28,640,000	$10,495,304	$80,066,000	$60,264,000	$36,665,455	$216,130,759
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at March 31, 2021	Percent of Net Assets	Open Commitments
Metromile Inc.[1]	$24,000,000	$22,226,400	0.8%	N/A
Pangaea One, LP2	$34,045,248	$10,495,304	0.4%	$729,365[3]
Ziopharm Oncology Inc. (Warrant)[4]	$1,177,758	$3,545,455	0.1%	N/A

1	Acquisition date was 2/9/21.
2	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.
3	In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2021, the Fund had open commitment of $729,365.
4	Acquisition date was 7/26/19.